Supplemental Cash Flow Information - Schedule of Changes in Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
(Increase) decrease in accounts receivables	$ (126)	$ 84	$ (162)
Decrease in prepaid expenses	3	19	46
Increase (decrease) in trade payables and accrued liabilities	134	(82)	21
Total changes in working capital	$ 11	$ 21	$ (95)